Income Taxes (Details 2) - USD ($) $ in Millions	Jul. 03, 2016	Sep. 27, 2015	Sep. 28, 2014
Deferred tax assets:
Compensation-related costs		$ 207	$ 159
Insurance-related costs		59	53
Inventories		2
Lease and other termination accruals		11	13
Rent differential		170	156
Tax basis of fixed assets in excess of financial basis		11	9
Net domestic and international operating loss carryforwards		23	20
Other		15	8
Gross deferred tax assets		498	418
Valuation allowance		(35)	(30)
Deferred tax assets		463	388
Financial basis of fixed assets in excess of tax basis		(117)	(79)
Inventories			(5)
Capitalized costs expensed for tax purposes		(3)	(4)
Deferred tax liabilities		(120)	(88)
Net deferred tax asset		343	300
Deferred Tax Assets, Net of Valuation Allowance, Classification [Abstract]
Net deferred tax asset, Current	$ 188	199	168
Net deferred tax asset, Noncurrent	$ 143	144	132
Net deferred tax asset		343	$ 300
Foreign Tax Authority [Member]
Operating loss carryforwards:
International operating loss carryforwards having an indefinite life		$ 115